Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SCHWARTZ INVESTMENT TRUST
Entity Central Index Key	0000891160
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000004207
Shareholder Report [Line Items]
Fund Name	Ave Maria Bond Fund
Trading Symbol	AVEFX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(888) 726-9931
Additional Information Website	https://avemariafunds.com/reports-forms/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Bond Fund	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Bond Fund	Bloomberg U.S. Intermediate Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,115	$10,168	$10,186
Jun-2016	$10,554	$10,608	$10,797
Jun-2017	$10,784	$10,586	$10,763
Jun-2018	$11,020	$10,525	$10,720
Jun-2019	$11,653	$11,254	$11,564
Jun-2020	$12,033	$12,055	$12,575
Jun-2021	$13,264	$12,078	$12,533
Jun-2022	$12,589	$11,199	$11,243
Jun-2023	$12,969	$11,188	$11,137
Jun-2024	$13,847	$11,657	$11,430

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	5 Years	10 Years
Ave Maria Bond Fund	2.48%	6.77%	3.51%	3.31%
Bloomberg U.S. Intermediate Government/Credit Bond Index	0.49%	4.19%	0.71%	1.55%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 609,512,923
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 721,496
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$609,512,923 Number of Portfolio Holdings174 Total Expense Ratio0.42% Advisory Fee $721,496 Portfolio turnover (six months)7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	18.8%
Corporate Bonds	57.5%
Money Market Funds	4.0%
U.S. Government & Agencies	19.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000219050
Shareholder Report [Line Items]
Fund Name	Ave Maria Focused Fund
Trading Symbol	AVEAX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports-forms/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Focused Fund	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Focused Fund	S&P 500® Index	S&P MidCap 400® Growth Index
05/01/20	$10,000	$10,000	$10,000
06/30/20	$10,630	$10,992	$11,393
06/30/21	$14,598	$15,476	$16,569
06/30/22	$10,628	$13,833	$13,172
06/30/23	$12,863	$16,543	$15,704
06/30/24	$13,734	$20,606	$18,659

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	Since Inception (5/1/2020)
Ave Maria Focused Fund	- 4.59%	6.77%	7.92%
S&P 500® Index	15.29%	24.56%	18.96%
S&P MidCap 400® Growth Index	11.71%	18.81%	16.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 53,788,100
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 212,610
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$53,788,100 Number of Portfolio Holdings18 Total Expense Ratio1.15% Advisory Fee $212,610 Portfolio turnover (six months)16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Money Market Funds	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000004204
Shareholder Report [Line Items]
Fund Name	Ave Maria Growth Fund
Trading Symbol	AVEGX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports-forms/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Fund	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Growth Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$11,035	$10,742
Jun-2016	$11,202	$11,171
Jun-2017	$13,167	$13,170
Jun-2018	$15,872	$15,064
Jun-2019	$18,332	$16,633
Jun-2020	$19,915	$17,881
Jun-2021	$27,111	$25,175
Jun-2022	$21,118	$22,503
Jun-2023	$26,177	$26,912
Jun-2024	$30,490	$33,521

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	5 Years	10 Years
Ave Maria Growth Fund	6.06%	16.48%	10.71%	11.79%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 1,026,345,410
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,780,124
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,026,345,410 Number of Portfolio Holdings34 Total Expense Ratio0.91% Advisory Fee $3,780,124 Portfolio turnover (six months)9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000004205
Shareholder Report [Line Items]
Fund Name	Ave Maria Rising Dividend Fund
Trading Symbol	AVEDX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports-forms/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Rising Dividend Fund	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Rising Dividend Fund	S&P 500® Index	S&P 500® Value Index	S&P 500® Dividend Aristocrats Index
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,136	$10,742	$10,457	$10,919
Jun-2016	$10,447	$11,171	$10,810	$12,367
Jun-2017	$11,711	$13,170	$12,524	$13,451
Jun-2018	$13,199	$15,064	$13,474	$14,891
Jun-2019	$14,520	$16,633	$14,642	$17,024
Jun-2020	$14,034	$17,881	$13,983	$16,972
Jun-2021	$19,531	$25,175	$19,512	$23,442
Jun-2022	$18,361	$22,503	$18,564	$22,579
Jun-2023	$20,972	$26,912	$22,274	$25,545
Jun-2024	$24,038	$33,521	$25,681	$26,738

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	5 Years	10 Years
Ave Maria Rising Dividend Fund	6.58%	14.62%	10.61%	9.17%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P 500® Value Index	5.79%	15.29%	11.89%	9.89%
S&P 500® Dividend Aristocrats Index	2.18%	4.67%	9.45%	10.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 1,037,322,910
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 3,784,836
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,037,322,910 Number of Portfolio Holdings38 Total Expense Ratio0.91% Advisory Fee $3,784,836 Portfolio turnover (six months)6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000004203
Shareholder Report [Line Items]
Fund Name	Ave Maria Value Fund
Trading Symbol	AVEMX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports-forms/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Fund	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Value Fund	S&P 500® Index	S&P MidCap 400® Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,704	$10,742	$10,640
Jun-2016	$8,454	$11,171	$10,781
Jun-2017	$9,994	$13,170	$12,783
Jun-2018	$11,583	$15,064	$14,509
Jun-2019	$12,132	$16,633	$14,707
Jun-2020	$10,202	$17,881	$13,722
Jun-2021	$15,994	$25,175	$21,027
Jun-2022	$14,777	$22,503	$17,949
Jun-2023	$16,406	$26,912	$21,110
Jun-2024	$18,560	$33,521	$23,975

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	5 Years	10 Years
Ave Maria Value Fund	5.28%	13.13%	8.88%	6.38%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P MidCap 400® Index	6.17%	13.57%	10.27%	9.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 384,439,163
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,395,014
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$384,439,163 Number of Portfolio Holdings35 Total Expense Ratio0.94% Advisory Fee $1,395,014 Portfolio turnover (six months)6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000088418
Shareholder Report [Line Items]
Fund Name	Ave Maria World Equity Fund
Trading Symbol	AVEWX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports-forms/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria World Equity Fund	$53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria World Equity Fund	MSCI ACWI Net
Jun-2014	$10,000	$10,000
Jun-2015	$9,725	$10,071
Jun-2016	$9,402	$9,696
Jun-2017	$10,951	$11,517
Jun-2018	$11,694	$12,752
Jun-2019	$12,830	$13,485
Jun-2020	$11,466	$13,769
Jun-2021	$15,282	$19,176
Jun-2022	$13,254	$16,156
Jun-2023	$16,046	$18,826
Jun-2024	$17,751	$22,474

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	5 Years	10 Years
Ave Maria World Equity Fund	2.02%	10.63%	6.71%	5.91%
MSCI ACWI Net	11.30%	19.37%	10.76%	8.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 109,754,206
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 400,970
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$109,754,206
Number of Portfolio Holdings	49
Total Expense Ratio	1.06%
Advisory Fee	$400,970
Portfolio turnover (six months)	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Real Estate	1.0%
Materials	1.0%
Communications	4.3%
Consumer Staples	6.0%
Health Care	7.8%
Energy	8.8%
Consumer Discretionary	11.3%
Financials	12.0%
Industrials	22.7%
Technology	24.3%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000004202
Shareholder Report [Line Items]
Fund Name	Schwartz Value Focused Fund
Trading Symbol	RCMFX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(888) 726-0753
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Schwartz Value Focused Fund	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Schwartz Value Focused Fund	S&P 500® Index	S&P Composite 1500® Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$8,672	$10,742	$10,731
Jun-2016	$8,182	$11,171	$11,122
Jun-2017	$9,102	$13,170	$13,134
Jun-2018	$10,807	$15,064	$15,038
Jun-2019	$10,602	$16,633	$16,439
Jun-2020	$10,308	$17,881	$17,438
Jun-2021	$17,078	$25,175	$24,784
Jun-2022	$16,307	$22,503	$22,053
Jun-2023	$18,202	$26,912	$26,296
Jun-2024	$22,366	$33,521	$32,481

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	5 Years	10 Years
Schwartz Value Focused Fund	12.26%	22.88%	16.10%	8.38%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P Composite 1500® Index	14.35%	23.52%	14.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 34,841,202
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 110,813
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$34,841,202 Number of Portfolio Holdings20 Total Expense Ratio1.25% Advisory Fee (net of waivers & recoupments) $110,813 Portfolio turnover (six months)5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.9%
Money Market Funds	5.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.